Document And Entity Information	Jul. 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2023
Entity Registrant Name	DIODES INCORPORATED
Entity Central Index Key	0000029002
Entity Emerging Growth Company	false
Securities Act File Number	002-25577
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-2039518
Entity Address, Address Line One	4949 Hedgcoxe Road, Suite 200
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	987-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.66 2/3
Trading Symbol	DIOD
Security Exchange Name	NASDAQ